Exhibit 1

Tharaldson Hotel Portfolio Trust 2018-THPT

Commercial Mortgage Pass-Through Certificates, Series 2018-THPT

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

German American Capital Corporation

Deutsche Bank Securities Inc.

11 January 2018

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005

Re: Tharaldson Hotel Portfolio Trust 2018-THPT (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2018-THPT (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary confidential offering circular for the Tharaldson Hotel Portfolio Trust 2018-THPT securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 January 2018

Attachment A Page 1 of 10

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of two promissory notes issued by seven special purpose entities (collectively, the “Borrowers”), evidencing a two-year, floating-rate, interest-only mortgage loan (the “Mortgage Loan”),
b.	The Mortgage Loan is secured by cross-collateralized and first mortgage liens on, among other things, the Borrowers’ fee or leasehold interests in 135 select service, limited service, extended stay and full service hotel properties (collectively, the “Properties”) and
c.	The Mortgage Loan has a related floating-rate, interest-only mezzanine loan (the “Mezzanine Loan”) that will not be an asset of the Issuing Entity.

For the purpose of the procedures described in this report, the Mortgage Loan, together with the Mezzanine Loan, is hereinafter referred to as the “Total Debt associated with the Mortgage Loan” (or with respect to each Property, is hereinafter referred to as the “Total Debt associated with each Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of 7 January 2018 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1. above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 10

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Mezzanine Loan, Properties, Total Debt associated with the Mortgage Loan and Total Debt associated with each Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan and Mezzanine Loan, as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan and Mezzanine Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Fully Extended Maturity Date

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions),
ii.	Original Mezz Loan Term (Excluding Extensions),
iii.	Original Mortgage Loan Term (Including Extensions) and
iv.	Original Mezz Loan Term (Including Extensions)

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 10

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extensions),
c.	Original Mezz Loan Term (Excluding Extensions),
d.	Original Mortgage Loan Term (Including Extensions) and
e.	Original Mezz Loan Term (Including Extensions)

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity (Excluding Extensions),
ii.	Remaining Mezz Loan Term to Maturity (Excluding Extensions),
iii.	Remaining Mortgage Loan Term to Maturity (Including Extensions) and
iv.	Remaining Mezz Loan Term to Maturity (Including Extensions)

of the Mortgage Loan and Mezzanine Loan, as applicable. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	For the Mortgage Loan and Mezzanine Loan, the mortgage loan agreement and mezzanine loan agreement Source Documents indicate that the Mortgage Loan and Mezzanine Loan are interest-only for their entire terms, including during their extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extensions),
ii.	Original Mezz Loan Amortization Term (Excluding Extensions),
iii.	Remaining Mortgage Loan Amortization Term (Excluding Extensions),
iv.	Remaining Mezz Loan Amortization Term (Excluding Extensions),
v.	Remaining Mortgage Loan Amortization Term (Including Extensions) and
vi.	Remaining Mezz Loan Amortization Term (Including Extensions)

characteristics on the Final Data File,

b.	Use the “Original Mortgage Loan Term (Excluding Extensions)” of the Mortgage Loan, as shown on the Final Data File, for the “Mortgage Loan IO Period” characteristic on the Final Data File,
c.	Use the “Original Mezz Loan Term (Excluding Extensions)” of the Mezzanine Loan, as shown on the Final Data File, for the “Mezz Loan IO Period” characteristic on the Final Data File,
d.	Use the “Original Allocated Mortgage Loan Balance ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Mortgage Loan Balance ($)”),
ii.	Principal balance of the Mortgage Loan and each Property as of the “Initial Maturity Date” of the Mortgage Loan (the “Initial Maturity Allocated Mortgage Loan Balance ($)”) and
iii.	Principal balance of the Mortgage Loan and each Property as of the “Fully Extended Maturity Date” of the Mortgage Loan (the “Final Maturity Allocated Mortgage Loan Balance ($)”) and

Attachment A Page 4 of 10

7. (continued)

e.	Use the “Original Allocated Mezzanine Loan Balance ($)” of the Mezzanine Loan and each Property, as shown on the Final Data File, for the:
i.	Principal balance of the Mezzanine Loan and each Property as of the Reference Date (the “Cut-Off Date Allocated Mezzanine Loan Balance ($)”),
ii.	Principal balance of the Mezzanine Loan and each Property as of the “Initial Maturity Date” of the Mezzanine Loan (the “Initial Maturity Allocated Mezzanine Loan Balance ($)”) and
iii.	Principal balance of the Mezzanine Loan and each Property as of the “Fully Extended Maturity Date” of the Mezzanine Loan (the “Final Maturity Allocated Mezzanine Loan Balance ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Original Allocated Mortgage Loan Balance ($),
b.	Original Allocated Mezzanine Loan Balance ($),
c.	Cut-Off Date Allocated Mortgage Loan Balance ($),
d.	Cut-Off Date Allocated Mezzanine Loan Balance ($),
e.	Initial Maturity Allocated Mortgage Loan Balance ($),
f.	Initial Maturity Allocated Mezzanine Loan Balance ($),
g.	Final Maturity Allocated Mortgage Loan Balance ($) and
h.	Final Maturity Allocated Mezzanine Loan Balance ($)

of the Mortgage Loan, Mezzanine Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Original Allocated Total Debt Balance ($),
ii.	Cut-Off Date Allocated Total Debt Balance ($),
iii.	Initial Maturity Allocated Total Debt Balance ($) and
iv.	Final Maturity Allocated Total Debt Balance ($)

of the Total Debt associated with the Mortgage Loan and Total Debt associated with each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the “Cut-Off Date Allocated Mortgage Loan Balance ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, we recalculated the “Percentage of Cut-Off Date Allocated Loan Amount” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 10

10.	Using the:
a.	Mortgage Spread,
b.	Mezz Spread,
c.	Original Allocated Mortgage Loan Balance ($) and
d.	Original Allocated Mezzanine Loan Balance ($)

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the “Total Debt Spread” of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

11.	Using the:
a.	Mortgage Spread,
b.	Mezz Spread,
c.	Total Debt Spread,
d.	LIBOR Floor and
e.	LIBOR Rounding Methodology

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, and a LIBOR assumption of 1.5500% that was provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate,
ii.	Mezzanine Loan Interest Rate and
iii.	Total Debt Interest Rate

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	LIBOR Cap,
b.	Mortgage Spread,
c.	Mezz Spread and
d.	Total Debt Spread

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan Interest Rate (at LIBOR Cap),
ii.	Mezzanine Loan Interest Rate (at LIBOR Cap) and
iii.	Total Debt Interest Rate (at LIBOR Cap)

of the Mortgage Loan, Mezzanine Loan and Total Debt associated with the Mortgage Loan, respectively. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 6 of 10

13.	Using the:
a.	Original Allocated Mortgage Loan Balance ($),
b.	Mortgage Loan Interest Rate,
c.	Mortgage Loan Interest Rate (at LIBOR Cap) and
d.	Mortgage Accrual Basis

of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding four paragraphs of this Item 13., we recalculated the:

i.	Annual Mortgage Debt Service,
ii.	Annual Mortgage Debt Service (at LIBOR Cap),
iii.	Monthly Mortgage Debt Service and
iv.	Monthly Mortgage Debt Service (at LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Mortgage Loan as the product of:

a.	The “Original Allocated Mortgage Loan Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service (at LIBOR Cap)” of the Mortgage Loan as the product of:

a.	The “Original Allocated Mortgage Loan Balance ($),” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (at LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service (at LIBOR Cap)” of the Mortgage Loan as 1/12th of the “Annual Mortgage Debt Service (at LIBOR Cap).”

Attachment A Page 7 of 10

14.	Using the:

a.       Original Allocated Mezzanine Loan Balance ($),

b.       Mezzanine Loan Interest Rate,

c.       Mezzanine Loan Interest Rate (at LIBOR Cap) and

d.       Mezz Loan Accrual Basis

of the Mezzanine Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding four paragraphs of this Item 14., we recalculated the:

i.	Annual Mezz Debt Service,
ii.	Annual Mezz Debt Service (at LIBOR Cap),
iii.	Monthly Mezz Debt Service and
iv.	Monthly Mezz Debt Service (at LIBOR Cap)

of the Mezzanine Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezz Debt Service” of the Mezzanine Loan as the product of:

a.	The “Original Allocated Mezzanine Loan Balance ($),” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mezz Debt Service (at LIBOR Cap)” of the Mezzanine Loan as the product of:

a.	The “Original Allocated Mezzanine Loan Balance ($),” as shown on the Final Data File,
b.	The “Mezzanine Loan Interest Rate (at LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezz Debt Service” of the Mezzanine Loan as 1/12th of the “Annual Mezz Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mezz Debt Service (at LIBOR Cap)” of the Mezzanine Loan as 1/12th of the “Annual Mezz Debt Service (at LIBOR Cap).”

Attachment A Page 8 of 10

15.	Using the:
a.	Annual Mortgage Debt Service,
b.	Annual Mezz Debt Service,
c.	Annual Mortgage Debt Service (at LIBOR Cap),
d.	Annual Mezz Debt Service (at LIBOR Cap),
e.	Monthly Mortgage Debt Service,
f.	Monthly Mezz Debt Service,
g.	Monthly Mortgage Debt Service (at LIBOR Cap) and
h.	Monthly Mezz Debt Service (at LIBOR Cap)

of the Mortgage Loan and Mezzanine Loan, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Annual Total Debt Service,
ii.	Annual Total Debt Service (at LIBOR Cap),
iii.	Monthly Total Debt Service and
iv.	Monthly Total Debt Service (at LIBOR Cap)

of the Total Debt associated with the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	TTM September 2017 NOI ($),
b.	TTM September 2017 NCF ($),
c.	Annual Mortgage Debt Service,
d.	Annual Mortgage Debt Service (at LIBOR Cap),
e.	Cut-Off Date Allocated Mortgage Loan Balance ($),
f.	Initial Maturity Allocated Mortgage Loan Balance ($),
g.	Appraised Value ($) and
h.	Units

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Loan TTM NOI DSCR,
ii.	Mortgage Loan TTM NCF DSCR,
iii.	Mortgage Loan TTM NOI DSCR (at LIBOR Cap),
iv.	Mortgage Loan TTM NCF DSCR (at LIBOR Cap),
v.	Cut-Off Date Mortgage Loan LTV,
vi.	Maturity Mortgage Loan LTV,
vii.	Mortgage Loan TTM NOI DY,
viii.	Mortgage Loan TTM NCF DY and
ix.	Cut-Off Date Allocated Loan Amount per Room ($)

of the Mortgage Loan and, with respect to item ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 9 of 10

16. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Mortgage Loan TTM NOI DSCR,” “Mortgage Loan TTM NCF DSCR,” “Mortgage Loan TTM NOI DSCR (at LIBOR Cap)” and “Mortgage Loan TTM NCF DSCR (at LIBOR Cap)” to two decimal places and
b.	Round the “Cut-off Date Mortgage Loan LTV,” “Maturity Mortgage Loan LTV,” “Mortgage Loan TTM NOI DY” and “Mortgage Loan TTM NCF DY” to the nearest 1/10th of one percent.

17.	Using the:
a.	TTM September 2017 NOI ($),
b.	TTM September 2017 NCF ($),
c.	Annual Total Debt Service,
d.	Annual Total Debt Service (at LIBOR Cap),
e.	Cut-Off Date Allocated Total Debt Balance ($),
f.	Initial Maturity Allocated Total Debt Balance ($),
g.	Appraised Value ($) and
h.	Units

of the Total Debt associated with the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Total Debt TTM NOI DSCR,
ii.	Total Debt TTM NCF DSCR,
iii.	Total Debt TTM NOI DSCR (at LIBOR Cap),
iv.	Total Debt TTM NCF DSCR (at LIBOR Cap),
v.	Cut-Off Date Total Debt LTV,
vi.	Maturity Total Debt LTV,
vii.	Total Debt TTM NOI DY,
viii.	Total Debt TTM NCF DY and
ix.	Total Debt Per Room ($)

of the Total Debt associated with the Mortgage Loan and, with respect to item ix. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the “Total Debt TTM NOI DSCR,” “Total Debt TTM NCF DSCR,” “Total Debt TTM NOI DSCR (at LIBOR Cap)” and “Total Debt TTM NCF DSCR (at LIBOR Cap)” to two decimal places and
b.	Round the “Cut-off Date Total Debt LTV,” “Maturity Total Debt LTV,” “Total Debt TTM NOI DY” and “Total Debt TTM NCF DY” to the nearest 1/10th of one percent.

Attachment A Page 10 of 10

18.	Using the:
a.	2014 Historical CapEx,
b.	2015 Historical CapEx and
c.	2016 Historical CapEx

of each Property, all as shown on the Final Data File, we recalculated the “Historical CapEx (2014-2016)” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Master Servicing Fee Rate and
b.	Primary Servicing Fee Rate

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Servicer Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Servicer Fee,
b.	Trustee & Paying Agent Fee and
c.	CREFC Fee

of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Admin. Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

21.	Using the:
a.	Admin. Fee and
b.	Mortgage Spread

of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan and Mezzanine Loan Source Documents

Source Document Title	Source Document Date

Mortgage Loan Agreement	6 November 2017

Mezzanine Loan Agreement	6 November 2017

Promissory Note	6 November 2017

Mezzanine Promissory Note	6 November 2017

Guaranty Agreement	6 November 2017

Mortgage Loan Interest Rate Cap Agreement (see Note 1)	6 November 2017

Mezzanine Loan Interest Rate Cap Agreement (see Note 1)	6 November 2017

Bloomberg Screenshot for LIBOR Cap Provider Rating	Not Dated

Cash Management Agreement	6 November 2017

Clearing Account Agreement	6 November 2017

Settlement Statement	6 November 2017

Servicing Tape	15 November 2017

Property Source Documents

Source Document Title	Source Document Date

Portfolio Appraisal Report	30 October 2017

Appraisal Reports	Various

USPS Internet Site (www.usps.gov)	Not Applicable

Engineering Summary Reports	Various

Environmental Phase I Summary Reports	Various

Seismic Reports	Various

Management Agreements	Various

Exhibit 1 to Attachment A

Property Source Documents (continued)

Source Document Title	Source Document Date

Franchise Agreements	Various

Pro Forma Title Policies	Various

Loan Level Underwriter’s Summary Report (see Note 2)	Not Dated

Property Level Underwriter’s Summary Report (see Note 2)	Not Dated

STR Chain Scale Summary	Not Dated

STR Reports	Various

CLNS Projected CapEx Summary	Not Dated

Ground Lease Estoppels	Various

Notes:

1.	The mortgage loan interest rate cap agreement and mezzanine loan interest rate cap agreement Source Documents are hereinafter referred to collectively as the “Interest Rate Cap Agreement.”

2.	The loan level underwriter’s summary report and property level underwriter’s summary report Source Documents are hereinafter referred to collectively as the “Underwriter’s Summary Report.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	USPS Internet Site (www.usps.gov) or Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
Zip Code	USPS Internet Site (www.usps.gov) or Appraisal Report
MSA	Appraisal Report
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year of Opening	Appraisal Report
Year of Renovation (see Note 2)	Appraisal Report
Franchise	Franchise Agreement, Mortgage Loan Agreement or Underwriter’s Summary Report
Flag	Franchise Agreement, Mortgage Loan Agreement or Underwriter’s Summary Report
Property Manager	Management Agreement
Management Agreement Expiration Date	Management Agreement
Management Agreement Expiration Year	Management Agreement
Franchise Agreement Expiration Date	Franchise Agreement
Franchise Agreement Expiration Year	Franchise Agreement
Units	Underwriter’s Summary Report
Unit Type	Underwriter’s Summary Report

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 3)	Appraisal Report
As-Is Appraised Value ($)	Appraisal Report
Cap Rate	Appraisal Report
Appraised Portfolio Value ($) (see Note 4)	Portfolio Appraisal Report
As-Is Appraised Portfolio Value ($) (see Note 5)	Portfolio Appraisal Report
Date of Appraisal (Valuation Date) (see Note 3)	Appraisal Report
Phase I Date	Environmental Phase I Summary Report
Phase II Recommended	Environmental Phase I Summary Report
Engineering Report Date	Engineering Summary Report
Seismic Report Date (see Note 6)	Seismic Report
Seismic Zone (see Note 6)	Engineering Summary Report or Seismic Report
Seismic PML % (see Note 6)	Seismic Report

Exhibit 2 to Attachment A

Underwriting Information: (see Note 7)

Characteristic	Source Document

2014 Rooms Occupied	Underwriter’s Summary Report
2015 Rooms Occupied	Underwriter’s Summary Report
2016 Rooms Occupied	Underwriter’s Summary Report
TTM September 2017 Rooms Occupied	Underwriter’s Summary Report
2014 Rooms Available	Underwriter’s Summary Report
2015 Rooms Available	Underwriter’s Summary Report
2016 Rooms Available	Underwriter’s Summary Report
TTM September 2017 Rooms Available	Underwriter’s Summary Report
2014 Occupancy	Underwriter’s Summary Report
2015 Occupancy	Underwriter’s Summary Report
2016 Occupancy	Underwriter’s Summary Report
TTM September 2017 Occupancy	Underwriter’s Summary Report
2014 Average Daily Room Rate ($)	Underwriter’s Summary Report
2015 Average Daily Room Rate ($)	Underwriter’s Summary Report
2016 Average Daily Room Rate ($)	Underwriter’s Summary Report
TTM September 2017 Average Daily Room Rate ($)	Underwriter’s Summary Report
2014 RevPAR ($)	Underwriter’s Summary Report
2015 RevPAR ($)	Underwriter’s Summary Report
2016 RevPAR ($)	Underwriter’s Summary Report
TTM September 2017 RevPAR ($)	Underwriter’s Summary Report
2014 Room Revenue ($)	Underwriter’s Summary Report
2015 Room Revenue ($)	Underwriter’s Summary Report
2016 Room Revenue ($)	Underwriter’s Summary Report
TTM September 2017 Room Revenue ($)	Underwriter’s Summary Report
2014 Total Revenue ($)	Underwriter’s Summary Report
2015 Total Revenue ($)	Underwriter’s Summary Report
2016 Total Revenue ($)	Underwriter’s Summary Report
TTM September 2017 Total Revenue ($)	Underwriter’s Summary Report
2014 Total Expenses ($)	Underwriter’s Summary Report
2015 Total Expenses ($)	Underwriter’s Summary Report
2016 Total Expenses ($)	Underwriter’s Summary Report
TTM September 2017 Total Expenses ($)	Underwriter’s Summary Report
2014 NOI ($)	Underwriter’s Summary Report
2015 NOI ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
TTM September 2017 NOI ($)	Underwriter’s Summary Report
2014 FF&E ($)	Underwriter’s Summary Report
2015 FF&E ($)	Underwriter’s Summary Report
2016 FF&E ($)	Underwriter’s Summary Report
TTM September 2017 FF&E ($)	Underwriter’s Summary Report
2014 NCF ($)	Underwriter’s Summary Report
2015 NCF ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Underwriting Information: (continued)

Characteristic	Source Document

2016 NCF ($)	Underwriter’s Summary Report
TTM September 2017 NCF ($)	Underwriter’s Summary Report
2014 Occupancy Penetration Index	STR Report
2015 Occupancy Penetration Index	STR Report
2016 Occupancy Penetration Index	STR Report
TTM September 2017 Occupancy Penetration Index	STR Report
2014 ADR Penetration Index	STR Report
2015 ADR Penetration Index	STR Report
2016 ADR Penetration Index	STR Report
TTM September 2017 ADR Penetration Index	STR Report
2014 RevPAR Penetration Index	STR Report
2015 RevPAR Penetration Index	STR Report
2016 RevPAR Penetration Index	STR Report
TTM September 2017 RevPAR Penetration Index	STR Report
2014 Historical CapEx	Underwriter’s Summary Report
2015 Historical CapEx	Underwriter’s Summary Report
2016 Historical CapEx	Underwriter’s Summary Report
TTM June 2017 CapEx	Underwriter’s Summary Report
Budgeted CapEx (2018-2019)	CLNS Projected CapEx Summary
STR Chain Scale	STR Chain Scale Summary
Underwritten Occupied Rooms	Underwriter’s Summary Report
Underwritten Rooms Available	Underwriter’s Summary Report
Underwritten Occupancy	Underwriter’s Summary Report
Underwritten Average Daily Room Rate ($)	Underwriter’s Summary Report
Underwritten RevPAR ($)	Underwriter’s Summary Report
UW Rooms Revenues	Underwriter’s Summary Report
UW Revenues	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
Underwritten NOI ($)	Underwriter’s Summary Report
Underwritten FF&E ($)	Underwriter’s Summary Report
Underwritten NCF ($)	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Servicing Tape
Terms/Description of Springing Tax Escrow (If applicable)	Mortgage Loan Agreement
Initial Insurance Escrow	Settlement Statement
Monthly Insurance Escrow	Servicing Tape
Terms/Description of Springing Insurance Escrow (If applicable)	Mortgage Loan Agreement
Immediate Repairs Initial Deposit Amount	Settlement Statement
Replacement Reserves Initial Deposit Amount	Settlement Statement
Replacement Reserves Monthly Deposit Amount	Mortgage Loan Agreement
Terms/Description of Springing Replacement Reserves (If applicable)	Mortgage Loan Agreement
Initial Debt Service Escrow	Settlement Statement
Monthly Debt Service Escrow	Mortgage Loan Agreement
Upfront Ground Rent Reserve	Settlement Statement
Monthly Ground Rent Reserve	Mortgage Loan Agreement
Monthly PIP/CapEx Reserve	Mortgage Loan Agreement
Upfront PIP/CapEx Reserve	Settlement Statement
Other Escrow Description	Settlement Statement
Other Escrow Initial Amount	Settlement Statement
Other Escrow Monthly Amount	Mortgage Loan Agreement
Terms/Description of Springing Other Escrow (If applicable)	Mortgage Loan Agreement

Mortgage Loan and Mezzanine Loan Information:

Characteristic	Source Document(s)

Original Allocated Mortgage Loan Balance ($)	Mortgage Loan Agreement
Original Allocated Mezzanine Loan Balance ($)	Mezzanine Loan Agreement
Borrower	Promissory Note
Sponsor	Guaranty Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Note Date	Promissory Note
Due Date	Mortgage Loan Agreement
First Payment Date (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Initial Maturity Date (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options (Yes/No) (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Extension Options Description (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Fully Extended Maturity Date (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Debt Yield Extension Test (1st Extension Option)	Mortgage Loan Agreement
Debt Yield Extension Test (2nd Extension Option)	Mortgage Loan Agreement
Debt Yield Extension Test (3rd Extension Option)	Mortgage Loan Agreement
Debt Yield Trigger (Initial Term)	Mortgage Loan Agreement
Debt Yield Trigger (1st Extension Option)	Mortgage Loan Agreement
Debt Yield Trigger (2nd Extension Option)	Mortgage Loan Agreement
Debt Yield Trigger (3rd Extension Option)	Mortgage Loan Agreement
Mezz Spread	Mezzanine Loan Agreement
Spread Increase	Mortgage Loan Agreement
Spread Increase Description	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Late Fee	Mortgage Loan Agreement
Existing Additional Debt	Mortgage Loan Agreement and Mezzanine Loan Agreement
Additional Debt Type	Mortgage Loan Agreement and Mezzanine Loan Agreement
Exit Fee	Mortgage Loan Agreement
Extension Fee	Mortgage Loan Agreement
Rate Type (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Amortization Type (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Mortgage Accrual Basis	Mortgage Loan Agreement
Mezz Loan Accrual Basis	Mezzanine Loan Agreement

Exhibit 2 to Attachment A

Mortgage Loan and Mezzanine Loan Information: (continued)

Characteristic	Source Document(s)

Interest Accrual Period Start (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Accrual Period End (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
Interest Rate Adjustment Frequency (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Rounding Methodology (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Lookback Days (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Floor (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap (see Note 8)	Interest Rate Cap Agreement
LIBOR Cap Expiration Date (see Note 8)	Interest Rate Cap Agreement
Extension Term LIBOR Cap (see Note 8)	Mortgage Loan Agreement and Mezzanine Loan Agreement
LIBOR Cap Provider (see Note 8)	Interest Rate Cap Agreement
LIBOR Cap Provider Rating (M/S&P/F) (see Note 8)	Bloomberg Screenshot for LIBOR Cap Provider Rating
Prepayment String	Mortgage Loan Agreement
Mezzanine Prepayment String	Mezzanine Loan Agreement
Partial Collateral Release (Y/N)	Mortgage Loan Agreement
Partial Collateral Release Description	Mortgage Loan Agreement
Substitution Allowed (Y/N)	Mortgage Loan Agreement
Substitution Provision Description	Mortgage Loan Agreement
Lockbox (Y/N)	Cash Management Agreement, Mortgage Loan Agreement and Clearing Account Agreement
Lockbox In-Place (Y/N)	Cash Management Agreement, Mortgage Loan Agreement and Clearing Account Agreement
Lockbox Type (see Note 9)	Cash Management Agreement, Mortgage Loan Agreement and Clearing Account Agreement
Cash Management (see Note 10)	Cash Management Agreement, Mortgage Loan Agreement and Clearing Account Agreement
Terms/Description of Springing Cash Management (If applicable)	Cash Management Agreement, Mortgage Loan Agreement and Clearing Account Agreement
Ownership Interest (see Note 11)	Pro Forma Title Policy and Ground Lease Estoppel
Ground Lease Expiration Date (see Note 12)	Ground Lease Estoppel
Ground Lease Full Extended Expiration Date (see Note 12)	Ground Lease Estoppel
Ground Lease Year (see Note 12)	Ground Lease Estoppel
Ground Lease Full Extended Year (see Note 12)	Ground Lease Estoppel

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:
a.	Street Address,
b.	City and
c.	State

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the “Year of Renovation” characteristic for each Property, the Depositor instructed us to take the latest year in which the “capital expenditure” amount was greater than 10% of the “As-Is Appraised Value ($)” of each Property, all as shown in the applicable appraisal report Source Document.

3.	For the purposes of comparing the “Appraised Value ($)” and “Date of Appraisal (Valuation Date)” characteristics for each Property on the Final Data File with the “Appraisal Type” characteristic as “Hypothetical,” the Depositor instructed us to use the “hypothetical value, assuming escrow” appraised value and date associated with such appraised value, both as shown in the applicable appraisal report Source Document, for the “Appraised Value ($)” and “Date of Appraisal (Valuation Date)” characteristics, respectively.

4.	For the purpose of comparing the “Appraised Portfolio Value ($)” characteristic for the Mortgage Loan, the Depositor instructed us to use the “hypothetical value, assuming escrow” appraised value of the portfolio, as shown in the portfolio appraisal report Source Document.

Additionally, for the purpose of comparing the “Appraised Portfolio Value ($)” characteristic for each Property, the Depositor instructed us to allocate the “Appraised Portfolio Value ($),” as described in the preceding paragraph, to each Property on a pro-rata basis using the “Appraised Value ($)” of each Property, as shown on the Final Data File.

5.	For the purpose of comparing the “As-Is Appraised Portfolio Value ($)” characteristic for each Property, the Depositor instructed us to allocate the “As-Is Appraised Portfolio Value ($),” as shown in the portfolio appraisal report Source Document, to each Property on a pro-rata basis using the “As-Is Appraised Value ($)” of each Property, as shown on the Final Data File.

6.	The Depositor instructed us to perform procedures on the:
a.	Seismic Report Date,
b.	Seismic Zone and
c.	Seismic PML %

characteristics only for Properties where we received a seismic report Source Document.

7.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

Exhibit 2 to Attachment A

Notes: (continued)

8.	For the purpose of comparing the:
a.	First Payment Date,
b.	Initial Maturity Date,
c.	Extension Options (Yes/No),
d.	Extension Options Description,
e.	Fully Extended Maturity Date,
f.	Rate Type,
g.	Amortization Type,
h.	Interest Accrual Period Start,
i.	Interest Accrual Period End,
j.	Interest Rate Adjustment Frequency,
k.	LIBOR Rounding Methodology,
l.	LIBOR Lookback Days,
m.	LIBOR Floor,
n.	LIBOR Cap,
o.	LIBOR Cap Expiration Date,
p.	Extension Term LIBOR Cap,
q.	LIBOR Cap Provider and
r.	LIBOR Cap Provider Rating (M/S&P/F)

characteristics, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information for the Mortgage Loan and Mezzanine Loan that is shown on the applicable Source Document(s) for each of the characteristics listed in a. through r. above.

9.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Documents require the Borrowers to deliver notices to each of the credit card companies or credit card clearing banks with which the Borrowers or property managers have entered into merchant’s agreements to deliver all receipts payable with respect to the Properties directly to the applicable lockbox account.

10.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” for the “Cash Management” characteristic if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Documents, revenue in the lockbox account is transferred to an account controlled by the Borrowers, and
b.	Upon the occurrence of an event of default or one or more specific trigger events that are described in the applicable Source Documents, revenue in the lockbox account is transferred to a cash management account controlled by the lender, and the funds are used to pay monthly debt service and reserve payments, as described in the applicable Source Documents.

Exhibit 2 to Attachment A

Notes: (continued)

11.	For the purpose of comparing the “Ownership Interest” characteristic for each Property, the Depositor instructed us to use “Leasehold” for the “Ownership Interest” characteristic only if:
a.	A leasehold ownership interest is shown in the applicable pro forma title policy Source Document and
b.	The Depositor provided us with a ground lease estoppel Source Document for the Property.

For each Property that does not have a leasehold ownership interest based on the procedures described in the preceding paragraph, the Depositor instructed us to use “Fee Simple” for the “Ownership Interest” characteristic.

12.	The Depositor instructed us to perform procedures on the:
a.	Ground Lease Expiration Date,
b.	Ground Lease Full Extended Expiration Date,
c.	Ground Lease Year and
d.	Ground Lease Full Extended Year

characteristics only for Properties where we received a ground lease estoppel Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Property No.
Appraisal Type
Property Name
Mortgage Spread
Master Servicing Fee Rate
Primary Servicing Fee Rate
Trustee & Paying Agent Fee
CREFC Fee

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.